Business Acquisitions - Additional Information (Details) - USD ($)	Nov. 19, 2018	Apr. 28, 2017	Jun. 22, 2018
Solutions Alveo Inc.
Business Acquisition [Line Items]
Percentage of company acquired			100.00%
Tictail, Inc.
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Total purchase price	$ 17,144,000
Goodwill recognized expected to be deductible for income tax purposes	0
Tictail, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	1,400,000
Tictail, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	$ 100,000
Oberlo UAB
Business Acquisition [Line Items]
Percentage of company acquired		100.00%
Total purchase price		$ 17,239,000
Oberlo UAB | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 11,590,000
Acquired technology, amortization period (in years)		3 years
Oberlo UAB | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 395,000
Acquired technology, amortization period (in years)		2 years
Maximum | Tictail, Inc.
Business Acquisition [Line Items]
Acquired technology, amortization period (in years)	3 years
Minimum | Tictail, Inc.
Business Acquisition [Line Items]
Acquired technology, amortization period (in years)	1 year